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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

__________________________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

__________________________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

__________________________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for two of its series, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the year ended June 30, 2009. These series have June 30 fiscal year end.

Date of reporting period: June 30, 2009

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
15	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
42	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
43	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Adjustable Rate Fund for the twelve-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the period. Home prices continued to fall and job losses persisted. In September 2008, federal officials allowed for the collapse of Lehman Brothers, and the collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Early in 2009, the fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, though, as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, 2009, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an

LETTER TO SHAREHOLDERS continued

extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective. For example, the managers of Evergreen Short Intermediate Bond Fund focused on the higher quality tiers of the markets while keeping duration—or price sensitivity to changes in interest rates—close to neutral to the market. At the same time, the team supervising Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages, keeping the focus on one-year reset indexes as the yield curve remained steep.

We continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund was closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Christopher Y. Kauffman, CFA; Todd C. Kuimjian, CFA; Richard Applebach, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

Class inception date	Class A 6/30/2000	Class B 6/30/2000	Class C 6/30/2000	Class I 10/1/1991	Class IS 5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

Average annual return*

1-year with sales charge	-0.21%	-0.64%	0.35%	N/A	N/A

1-year w/o sales charge	2.09%	1.33%	1.33%	2.35%	2.09%

5-year	2.63%	2.36%	2.36%	3.39%	3.13%

10-year	3.66%	3.22%	3.22%	4.15%	3.89%

Maximum sales charge	2.25% Front-end	2.00% CDSC	1.00% CDSC	N/A	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares versus a similar investment in the Barclays 6-Month Treasury Bill Index (Barclays 6-Month T-Bill) and the Consumer Price Index (CPI).

The Barclays 6-Month T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2009, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.09% for the twelve-month period ended June 30, 2009, excluding any applicable sales charges. During the same period, the Barclays 6-Month T-Bill returned 2.35%.

The fund’s objective is to seek a high level of current income consistent with low volatility of principal.

Investment process

Early in the period, investors’ concerns about the economy and the credit markets led to a flight to quality in which U.S. Treasuries—the highest-quality sector—performed the best. All non-Treasury sectors underperformed on a total return basis as the yield differences—or spreads—between higher-quality sectors and lower-quality sectors widened. But as the period wore on, the bond market began to transition from the fear of a capital markets collapse toward acceptance that U.S. and global monetary and fiscal stimulus would stabilize the world’s financial system. As investors accepted this theme, the risk premium for most fixed income and equity assets narrowed, pushing prices higher.

Although short-term interest rates for much of the period remained mostly unchanged, longer-term interest rates increased and the yield curve steepened. Interest rates rose for various reasons. Economic data confirmed the severe economic contraction during the better part of 2008 was potentially ending. Investors also shifted their concerns from economic collapse to possible increased inflation due to the magnitude of the federal government’s fiscal and monetary stimulus. Finally, the U.S. government’s borrowing need increased dramatically, as it needed to fund its growing capital investments in the financial system.

As the fund’s managers, we continued to focus on short reset adjustable rate mortgage (“ARM”) securities with interest rates indexed to one-year Treasury bills. We generally avoided ARM securities with coupons indexed off of LIBOR interest rates because their prices were higher and their yields lower, even after adjusting for the increase in the LIBOR versus U.S. Treasury interest rates. We also kept the investment in fixed-rate mortgages relatively low because, on a volatility-adjusted basis, the yield spread for fixed-rate mortgages was not attractive. Similarly, with short-term interest rates so low, we believe that exposure to fixed-rate mortgages should be limited, as they are likely to underperform ARM securities when interest rates rise. Finally, we maintained a one-year duration by holding cash and maintaining a short position in two-year U.S. Treasury futures contracts for most of the quarter. ARM security durations continue to be longer than in prior low interest-rate periods due to continued low principal prepayments; we intend to continue monitoring and adjusting duration appropriately.

Contributors to performance

Throughout the twelve-month period, the fund emphasized investments in a well-diversified portfolio of high-quality U.S. government agency adjustable-rate,

PORTFOLIO MANAGER COMMENTARY continued

mortgage-backed securities. The fund also maintained smaller allocations to fixed-rate mortgage-backed securities. The fund’s focus on mortgage-backed securities helped provide additional income over Treasuries. This was especially true for the allocation to some longer-duration adjustable-rate mortgages, whose resets were tied to benchmarks longer than 6-month Treasury bills. The high quality nature of the portfolio, which maintained an average credit quality of AAA, also helped during a period when higher-quality securities turned in the best results.

Detractors from performance

During a period in which Treasuries outperformed all other sectors, the fund’s emphasis on mortgage-backed securities detracted from results on a total return basis relative to the Treasury-linked benchmark. In addition, the exposure to fixed-rate securities also hurt relative performance at the end of the fiscal year as interest rates began to rise.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2009	6/30/2009	During Period*

Actual
Class A	$1,000.00	$1,047.45	$3.81
Class B	$1,000.00	$1,043.61	$7.60
Class C	$1,000.00	$1,043.61	$7.60
Class I	$1,000.00	$1,048.77	$2.54
Class IS	$1,000.00	$1,047.48	$3.81
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.08	$3.76
Class B	$1,000.00	$1,017.36	$7.50
Class C	$1,000.00	$1,017.36	$7.50
Class I	$1,000.00	$1,022.32	$2.51
Class IS	$1,000.00	$1,021.08	$3.76

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.50% for Class I and 0.75% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income (loss)	0.32	0.44 [1]	0.38	0.29 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	(0.14)	(0.05)	0.02	(0.05)	0

Total from investment operations	0.18	0.39	0.40	0.24	0.20

Distributions to shareholders from
Net investment income	(0.33)	(0.45)	(0.42)	(0.31)	(0.31)
Tax basis return of capital	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.33)	(0.45)	(0.42)	(0.35)	(0.31)

Net asset value, end of period	$9.00	$9.15	$9.21	$9.23	$9.34

Total return[2]	2.09%	4.30%	4.42%	2.61%	2.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$277,862	$270,482	$311,031	$486,223	$826,622
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.73%	0.94%	1.07%	0.91%	0.71%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.73%	0.98%	1.11%	0.93%	0.75%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.73%	0.69%	0.71%	0.73%	0.69%
Interest and fee expense[3]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income (loss)	3.61%	4.74%	4.18%	3.13%	2.16%
Portfolio turnover rate	41%	39%	29%	16%	16%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income (loss)	0.26 [1]	0.37 [1]	0.32 [1]	0.23 [1]	0.14 [1]
Net realized and unrealized gains or losses on investments	(0.14)	(0.05)	0.01	(0.06)	(0.01)

Total from investment operations	0.12	0.32	0.33	0.17	0.13

Distributions to shareholders from
Net investment income	(0.27)	(0.38)	(0.35)	(0.24)	(0.24)
Tax basis return of capital	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.27)	(0.38)	(0.35)	(0.28)	(0.24)

Net asset value, end of period	$9.00	$9.15	$9.21	$9.23	$9.34

Total return[2]	1.33%	3.53%	3.65%	1.90%	1.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$90,520	$183,596	$274,387	$401,063	$563,993
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.48%	1.70%	1.81%	1.63%	1.45%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.48%	1.70%	1.81%	1.64%	1.45%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.48%	1.45%	1.45%	1.45%	1.43%
Interest and fee expense[3]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income (loss)	2.95%	3.99%	3.45%	2.45%	1.44%
Portfolio turnover rate	41%	39%	29%	16%	16%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income (loss)	0.25	0.37 [1]	0.32 [1]	0.23 [1]	0.13 [1]
Net realized and unrealized gains or losses on investments	(0.13)	(0.05)	0.01	(0.06)	0

Total from investment operations	0.12	0.32	0.33	0.17	0.13

Distributions to shareholders from
Net investment income	(0.27)	(0.38)	(0.35)	(0.24)	(0.24)
Tax basis return of capital	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.27)	(0.38)	(0.35)	(0.28)	(0.24)

Net asset value, end of period	$9.00	$9.15	$9.21	$9.23	$9.34

Total return[2]	1.33%	3.53%	3.65%	1.90%	1.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$360,607	$395,703	$497,661	$736,772	$1,247,703
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.48%	1.70%	1.81%	1.62%	1.45%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.48%	1.70%	1.81%	1.63%	1.45%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.48%	1.45%	1.45%	1.44%	1.43%
Interest and fee expense[3]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income (loss)	2.87%	3.99%	3.45%	2.43%	1.42%
Portfolio turnover rate	41%	39%	29%	16%	16%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income (loss)	0.35	0.46	0.41	0.32 [1]	0.23 [1]
Net realized and unrealized gains or losses on investments	(0.14)	(0.05)	0.02	(0.05)	0

Total from investment operations	0.21	0.41	0.43	0.27	0.23

Distributions to shareholders from
Net investment income	(0.36)	(0.47)	(0.45)	(0.34)	(0.34)
Tax basis return of capital	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.36)	(0.47)	(0.45)	(0.38)	(0.34)

Net asset value, end of period	$9.00	$9.15	$9.21	$9.23	$9.34

Total return	2.35%	4.57%	4.69%	2.92%	2.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$483,565	$890,857	$1,361,685	$1,548,974	$1,950,844
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.48%	0.70%	0.80%	0.63%	0.45%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.48%	0.70%	0.80%	0.64%	0.45%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.48%	0.45%	0.44%	0.45%	0.43%
Interest and fee expense[2]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income (loss)	3.91%	4.98%	4.47%	3.46%	2.43%
Portfolio turnover rate	41%	39%	29%	16%	16%

1	Per share amounts are based on average shares outstanding during the period.
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS IS	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income (loss)	0.33 [1]	0.44 [1]	0.38 [1]	0.29 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	(0.15)	(0.05)	0.02	(0.05)	0

Total from investment operations	0.18	0.39	0.40	0.24	0.20

Distributions to shareholders from
Net investment income	(0.33)	(0.45)	(0.42)	(0.31)	(0.31)
Tax basis return of capital	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.33)	(0.45)	(0.42)	(0.35)	(0.31)

Net asset value, end of period	$9.00	$9.15	$9.21	$9.23	$9.34

Total return	2.09%	4.31%	4.43%	2.66%	2.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$85,493	$110,786	$163,580	$305,389	$516,966
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.72%	0.95%	1.06%	0.86%	0.70%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.72%	0.95%	1.06%	0.87%	0.70%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.72%	0.70%	0.70%	0.68%	0.68%
Interest and fee expense[2]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income (loss)	3.73%	4.73%	4.14%	3.15%	2.17%
Portfolio turnover rate	41%	39%	29%	16%	16%

1	Per share amounts are based on average shares outstanding during the period.
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2009

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $549,501)	$544,397	$555,948

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 14.1%
FIXED-RATE 0.7%
FHLMC, Ser. R007, Class AC, 5.875%, 05/15/2016	767,537	787,671
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	110,647	126,187
Ser. 1989-96, Class H, 9.00%, 12/25/2019	48,782	54,489
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	96,487	107,479
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	749,843	814,392
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	424,358	458,874
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,330,062	1,438,560
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,487,550	1,593,269
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	776,955	831,442
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	778,846	842,381
Ser. G93-1, Class K, 6.68%, 01/25/2023	1,894,901	2,037,480
GNMA, Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	19,745,532	122,108

		9,214,332

FLOATING-RATE 13.4%
FAMC, Ser. 2000-A, Class A, 4.28%, 12/15/2039	3,910,797	3,921,904
FHLMC:
Ser. 1671, Class QA, 2.33%, 02/15/2024	590,190	599,957
Ser. 1686, Class FE, 2.48%, 02/15/2024	57,056	55,440
Ser. 1730, Class FA, 2.54%, 05/15/2024	1,016,876	1,015,483
Ser. 2315, Class FW, 0.87%, 04/15/2027	583,670	589,600
Ser. 2391, Class EF, 0.82%, 06/15/2031	655,897	654,638
Ser. 2425, Class FO, 1.22%, 03/15/2032	5,149,751	5,221,097
Ser. 2454, Class SL, IO, 7.68%, 03/15/2032	1,651,140	174,165
Ser. 2461, Class FI, 0.82%, 04/15/2028	868,841	865,895
Ser. 2464, Class FE, 1.32%, 03/15/2032	1,076,172	1,099,256
Ser. 2466, Class FV, 0.87%, 03/15/2032	1,267,334	1,265,066
Ser. 2527, Class SX, IO, 7.21%, 02/15/2032	2,746,774	148,726
Ser. 3153, Class EM, IIFRN, 37.62%, 01/15/2034	562,334	592,441
Ser. 3190, Class SN, IIFRN, 82.30%, 03/15/2032	639,801	893,822
Ser. T-66, Class 2A1, 4.30%, 01/25/2036	15,982,714	15,835,959
Ser. T-67, Class 1A1C, 4.33%, 03/25/2036	65,660,999	65,428,625
Ser. T-67, Class 2A1C, 4.30%, 03/25/2036	50,444,745	50,212,442
FNMA:
Ser. 1992-039, Class FA, 3.40%, 03/25/2022	652,387	664,502
Ser. 1992-045, Class F, 3.40%, 04/25/2022	133,463	136,517
Ser. 1993-113, Class FA, 3.10%, 07/25/2023	575,400	574,462
Ser. 1994-14, Class F, 2.98%, 10/25/2023	1,208,365	1,240,340
Ser. 1994-55, Class F, 3.00%, 12/25/2023	18,419	18,473
Ser. 1998-T2, Class A5, 4.71%, 01/25/2032	3,312,460	3,021,968

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2001-62, Class FK, 0.81%, 07/25/2028	$47,841	$47,846
Ser. 2001-63, Class FD, 0.92%, 12/18/2031	946,323	948,831
Ser. 2001-81, Class F, 0.86%, 01/25/2032	636,778	636,995
Ser. 2002-05, Class FD, 1.21%, 02/25/2032	1,196,969	1,217,233
Ser. 2002-77, Class TF, 1.32%, 12/18/2032	4,624,602	4,692,100
Ser. 2003-011, Class FE, 0.81%, 12/25/2033	992,377	994,121
Ser. 2003-119, Class FE, 1.31%, 06/25/2027	8,681,228	8,768,236
Ser. G92-06, Class F, 3.22%, 08/25/2021	78,611	79,863
Ser. G92-20, Class FB, 3.40%, 04/25/2022	660,806	666,033
Ser. G93-19, Class FD, 3.10%, 04/25/2023	1,790,497	1,843,910
GNMA, Ser. 2004-41, Class SE, IO, 7.20%, 05/20/2030	5,729,190	288,453

		174,414,399

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $189,874,164)		183,628,731

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 69.2%
FIXED-RATE 2.7%
FHLMC:
6.50%, 04/01/2018	550,270	585,366
7.00%, 11/01/2012-09/01/2035	1,035,228	1,105,553
7.50%, 01/01/2016-06/01/2016	219,502	233,401
8.50%, 05/01/2020-09/01/2022	458,992	508,431
9.75%, 03/01/2016	184	188
FNMA:
4.53%, 02/01/2035	12,411,439	12,742,800
6.50%, 08/01/2028-05/01/2031	2,479,181	2,653,134
7.00%, 11/01/2014-11/01/2033	2,413,032	2,612,069
7.06%, 11/01/2024-01/01/2027	450,195	488,432
7.50%, 02/01/2016-08/01/2033	4,442,584	4,765,432
8.00%, 12/01/2026-05/01/2033	985,864	1,076,892
8.50%, 04/01/2026-06/01/2030	355,313	389,200
9.00%, 05/01/2021-09/01/2030	304,167	332,678
9.50%, 08/01/2021-12/01/2024	230,039	252,867
10.00%, 01/01/2021	79,496	86,587
10.50%, 04/01/2019-11/01/2019	29,324	31,328
11.00%, 01/01/2016-01/01/2018	19,635	20,520
12.50%, 07/15/2015	52,918	58,066
GNMA:
6.45%, 04/20/2025-09/20/2025	321,730	343,043
6.50%, 06/20/2034-08/20/2034	5,414,515	5,750,187
6.75%, 02/15/2029	155,896	168,994
7.00%, 07/20/2034	274,671	295,266

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
7.25%, 07/15/2017-05/15/2018	$817,420	$880,627
7.50%, 02/20/2023-11/20/2023	25,439	27,833
9.00%, 05/15/2016-02/20/2025	336,621	367,792

		35,776,686

FLOATING-RATE 66.5%
FHLB:
3.64%, 07/01/2032	2,791,067	2,810,684
3.68%, 06/01/2032	288,906	293,463
4.01%, 08/01/2033	6,279,391	6,322,967
4.02%, 05/01/2033	697,325	715,179
4.38%, 05/01/2034-12/01/2034	19,451,528	19,887,465
4.41%, 07/01/2034	3,290,319	3,336,136
4.45%, 06/01/2035	10,059,782	10,353,662
4.46%, 08/01/2035	679,550	705,777
4.75%, 06/01/2026	3,586,170	3,673,232
4.80%, 06/01/2029	4,644,200	4,738,157
5.07%, 09/01/2025	2,757,197	2,811,514
5.68%, 06/01/2035	5,189,862	5,377,055
FHLMC:
3.10%, 05/01/2032	98,969	101,200
3.25%, 09/01/2016-03/01/2019	331,178	330,910
3.30%, 07/01/2029	56,499	55,276
3.48%, 07/01/2029	158,864	163,296
3.50%, 08/01/2018	11,088	11,072
3.52%, 07/01/2030	42,695	42,406
3.625%, 05/01/2019	13,748	13,655
3.71%, 01/01/2030-07/01/2030	357,895	356,226
3.73%, 01/01/2026	38,034	37,798
3.75%, 12/01/2017-09/01/2018	163,781	162,983
3.79%, 10/01/2030	56,959	57,653
3.79%, 02/01/2034 #	9,863,870	10,104,302
3.86%, 10/01/2035	11,721,481	11,878,021
3.88%, 03/01/2032	34,970	36,034
3.90%, 11/01/2018	34,202	34,258
4.01%, 06/01/2030	262,973	270,392
4.09%, 08/01/2027	17,588	18,011
4.11%, 02/01/2030	124,757	128,394
4.12%, 05/01/2025	336,632	344,553
4.14%, 03/01/2018	51,839	51,851
4.18%, 10/01/2037	2,037,183	2,098,299
4.22%, 01/01/2030	78,768	79,696
4.25%, 12/01/2032	10,326,127	10,597,188

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.26%, 07/01/2019-08/01/2029	$263,325	$270,842
4.27%, 01/01/2022	74,980	76,430
4.30%, 01/01/2029	51,374	52,500
4.32%, 04/01/2034	10,988,691	11,262,991
4.35%, 08/01/2018-10/01/2025	70,563	72,686
4.375%, 10/01/2019	57,180	58,854
4.38%, 06/01/2020	411,980	412,840
4.41%, 09/01/2032	7,557,524	7,747,445
4.43%, 02/01/2035 #	6,119,337	6,270,958
4.45%, 05/01/2023	128,171	130,423
4.46%, 10/01/2033	6,402,987	6,573,434
4.47%, 04/01/2020	144,731	147,433
4.50%, 09/01/2030	32,395,169	33,217,617
4.52%, 10/01/2031	1,009,252	1,032,101
4.55%, 10/01/2033	734,437	744,080
4.56%, 10/01/2030	6,658,463	6,830,318
4.62%, 05/01/2028	778,144	803,146
4.64%, 07/01/2017	215,520	220,276
4.65%, 10/01/2018	172,307	172,956
4.68%, 03/01/2025	11,126,049	11,316,727
4.69%, 08/01/2030	15,952,775	16,473,348
4.70%, 07/01/2031	769,609	788,088
4.71%, 05/01/2028	988,399	1,008,928
4.77%, 02/01/2018-10/01/2025	368,304	379,597
4.78%, 12/01/2018	81,012	83,318
4.79%, 06/01/2019	313,359	319,946
4.80%, 01/01/2023-09/01/2026	1,434,623	1,445,379
4.81%, 07/01/2018	643,525	663,584
4.86%, 06/01/2022	6,199	6,208
4.87%, 01/01/2024	155,521	159,749
4.90%, 01/01/2028	79,422	80,999
4.91%, 12/01/2018-06/01/2024	169,781	173,842
4.94%, 07/01/2024	75,845	77,517
4.96%, 01/01/2028-06/01/2028	748,099	767,840
4.99%, 06/01/2030	1,163,893	1,196,820
5.00%, 04/01/2019	50,996	52,162
5.01%, 11/01/2026	737,115	757,452
5.03%, 11/01/2027	2,089,840	2,137,906
5.04%, 10/01/2024	548,393	565,601
5.06%, 07/01/2027	1,592,447	1,641,103
5.11%, 11/01/2029	257,653	263,280
5.12%, 02/01/2027-11/01/2032	854,393	875,567
5.13%, 11/01/2029	720,738	739,376

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.16%, 06/01/2030	$266,401	$273,639
5.18%, 05/01/2020	1,741	1,796
5.19%, 06/01/2019	682,714	690,608
5.22%, 09/01/2016	320,166	323,344
5.27%, 05/01/2020	4,141	4,284
5.28%, 10/01/2032	1,770,438	1,844,939
5.29%, 02/01/2024	54,052	55,623
5.30%, 05/01/2032	692,404	704,660
5.31%, 02/01/2029	485,412	496,395
5.37%, 07/01/2028	205,421	217,851
5.375%, 08/01/2019	35,617	37,130
5.42%, 03/01/2020	6,666	7,010
5.49%, 09/01/2031	1,011,841	1,022,171
5.51%, 04/01/2037	7,194,329	7,524,342
5.52%, 12/01/2017-03/01/2025	343,762	353,833
5.55%, 10/01/2029	491,191	507,026
5.60%, 06/01/2021-06/01/2033	3,145,088	3,272,688
5.64%, 11/01/2029	528,300	553,093
5.75%, 08/01/2029	56,466	56,559
5.76%, 06/01/2020	4,641	4,822
5.80%, 01/01/2036	10,809,036	11,151,628
5.83%, 09/01/2030	221,595	226,587
5.87%, 06/01/2025	165,493	170,485
5.93%, 10/01/2029	263,607	264,211
6.11%, 04/01/2023	421,863	448,339
6.18%, 05/01/2031	400,915	410,790
6.29%, 08/01/2029	766,899	771,550
6.49%, 01/01/2019	2,788	2,815
6.58%, 02/01/2021	88,872	92,143
6.60%, 04/01/2032	238,116	244,960
6.92%, 01/01/2017	7,675	7,832
7.02%, 04/01/2029	577,093	609,318
7.22%, 08/01/2027	98,699	102,441
FNMA:
1.17%, 04/01/2034	165,725	164,351
1.97%, 05/01/2029	574,331	588,896
2.26%, 04/01/2033	1,708,018	1,695,035
2.33%, 04/01/2033	2,080,348	2,064,981
2.63%, 04/01/2018	1,775,826	1,787,298
2.64%, 04/01/2042	6,637,172	6,606,139
2.66%, 08/01/2017	1,261,427	1,274,785
2.68%, 05/01/2017-07/01/2017	626,547	633,095
2.74%, 12/01/2030	395,948	397,199

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
2.75%, 09/01/2017-06/01/2020	$2,164,755	$2,191,659
2.83%, 01/01/2038	2,368,832	2,364,020
2.875%, 03/01/2021-03/01/2030	82,065	83,422
2.88%, 10/01/2017-11/01/2023	6,166,288	6,253,823
2.89%, 01/01/2035	2,914,204	2,938,596
2.90%, 07/01/2017	643,370	646,889
2.91%, 07/01/2028	515	526
2.94%, 10/01/2018	446,114	449,772
2.96%, 06/01/2032-01/01/2036	1,082,493	1,114,583
3.00%, 01/01/2019	345,907	350,632
3.04%, 04/01/2028	59,443	60,667
3.05%, 04/01/2030	101,461	103,319
3.06%, 04/01/2019	22,503	22,639
3.10%, 07/01/2030-06/01/2034	10,284,119	10,532,311
3.18%, 11/01/2024-03/01/2028	282,706	288,054
3.19%, 01/01/2036	408,460	420,550
3.21%, 08/01/2032	242,343	247,228
3.24%, 12/01/2025	32,953	33,615
3.25%, 10/01/2016-12/01/2020	3,814,025	3,850,020
3.28%, 04/01/2021-03/01/2033	2,330,253	2,379,165
3.29%, 03/01/2032-01/01/2036	57,696,991	59,120,621
3.30%, 10/01/2035-12/01/2035	95,580,840	97,460,524
3.35%, 12/01/2017-06/01/2027	411,875	419,117
3.375%, 06/01/2025	13,217	13,528
3.38%, 07/01/2020-09/01/2031	1,091,111	1,107,781
3.39%, 07/01/2035	7,862,572	7,989,035
3.40%, 01/01/2021	17,625	17,820
3.43%, 08/01/2025	119,527	121,788
3.44%, 08/01/2031-09/26/2035	2,127,292	2,156,180
3.45%, 04/01/2028-09/01/2032	1,064,025	1,092,861
3.47%, 02/01/2033	204,566	209,541
3.48%, 01/01/2021	11,730	11,861
3.49%, 01/01/2032	47,900	48,593
3.51%, 08/01/2035	7,721,025	7,902,578
3.52%, 12/01/2031	516,690	524,058
3.56%, 06/01/2017-11/01/2029	89,982	92,048
3.57%, 08/01/2033	844,483	860,407
3.59%, 12/01/2031	256,028	257,934
3.60%, 06/01/2027	236,880	242,207
3.63%, 07/01/2018	1,370,670	1,404,444
3.64%, 08/01/2036	17,545,230	18,051,778
3.69%, 05/01/2018-12/01/2030	2,648,927	2,714,249
3.70%, 12/01/2020-09/01/2032	2,219,119	2,277,918

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.72%, 04/01/2026	$12,003	$12,405
3.73%, 04/01/2018-01/01/2032	1,885,358	1,929,976
3.74%, 07/01/2018-05/01/2027	159,828	160,267
3.75%, 06/01/2017-12/01/2040	26,043,638	26,750,096
3.76%, 10/01/2018	406,253	413,488
3.77%, 11/01/2022-08/01/2031	736,415	757,388
3.78%, 07/01/2024-06/01/2030	688,439	713,700
3.79%, 04/01/2036	1,447,334	1,498,830
3.81%, 04/01/2030	462,128	469,925
3.82%, 01/01/2033-09/01/2033	921,806	928,400
3.83%, 05/01/2032-08/01/2040	3,201,075	3,304,905
3.84%, 02/01/2033	281,120	287,122
3.85%, 03/01/2031	138,050	140,258
3.86%, 01/01/2021-07/01/2038	5,745,111	5,847,118
3.875%, 01/01/2018	2,452,967	2,495,477
3.90%, 06/01/2024	83,774	87,226
3.91%, 06/01/2032	554,149	573,860
3.92%, 07/01/2025	8,961	9,198
3.94%, 09/01/2032	2,085,511	2,124,659
3.95%, 06/01/2022	59,964	60,891
3.97%, 06/01/2021	213,852	214,834
3.99%, 04/01/2033	1,045,137	1,054,624
4.00%, 01/01/2017-07/01/2017	272,324	276,366
4.01%, 03/01/2027-09/01/2031	1,277,863	1,271,714
4.02%, 08/01/2032-10/01/2034	1,913,962	1,988,374
4.03%, 01/01/2033	705,051	722,854
4.05%, 05/01/2035	8,333,229	8,472,620
4.06%, 10/01/2017	68,117	68,227
4.07%, 12/01/2028-04/01/2034	11,099,494	11,353,265
4.08%, 10/01/2017	718,344	746,203
4.09%, 07/01/2021	678,097	697,084
4.10%, 06/01/2018	5,278	5,253
4.11%, 12/01/2021-02/01/2032	6,245,022	6,316,760
4.12%, 08/01/2032-02/01/2035	15,150,188	15,541,157
4.125%, 01/01/2022-10/01/2032	2,276,817	2,320,580
4.13%, 07/01/2038	2,971,330	3,001,761
4.15%, 12/01/2016-07/01/2038	9,127,277	9,356,570
4.16%, 07/01/2048	17,335,983	17,891,547
4.17%, 02/01/2035	5,046,634	5,103,939
4.18%, 11/01/2039-07/01/2048	13,107,103	13,491,332
4.19%, 11/01/2032	558,160	564,099
4.20%, 05/01/2019-03/01/2030	412,131	427,807
4.21%, 12/01/2023-07/01/2038	19,663,446	20,154,654

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.22%, 12/01/2031	$1,080,661	$1,094,039
4.23%, 06/01/2034	1,108,463	1,141,717
4.24%, 10/01/2024	83,125	86,002
4.25%, 02/01/2019-12/01/2033	4,357,061	4,445,244
4.26%, 08/01/2017-04/01/2018	90,618	91,671
4.30%, 10/01/2029	878,247	906,211
4.33%, 01/01/2019	10,152	10,115
4.34%, 02/01/2018	30,226	30,762
4.35%, 03/01/2015	75,353	76,192
4.36%, 06/01/2027	6,491	6,635
4.36%, 04/01/2034 #	22,147,654	22,754,550
4.37%, 09/01/2021	550,204	567,750
4.375%, 07/01/2015-01/01/2029	1,569,909	1,606,927
4.39%, 11/01/2018	92,013	93,584
4.40%, 10/01/2024-11/01/2027	89,626	90,309
4.42%, 01/01/2032	448,915	460,484
4.43%, 09/01/2018-12/01/2024	112,070	114,430
4.43%, 02/01/2035 #	7,208,994	7,354,976
4.45%, 11/01/2017-07/01/2020	1,217,095	1,235,524
4.46%, 06/01/2019-07/01/2033	171,692	174,784
4.47%, 08/01/2031	166,458	170,709
4.48%, 01/01/2027-07/01/2032	2,098,593	2,140,526
4.49%, 07/01/2028	642,356	664,286
4.50%, 06/01/2032-08/01/2033	1,670,853	1,700,557
4.54%, 05/01/2028	193,633	198,797
4.55%, 04/01/2024-03/01/2033	335,012	339,800
4.56%, 09/01/2033	502,587	508,018
4.57%, 10/01/2024-06/01/2032	395,153	404,942
4.58%, 03/01/2032-07/01/2038	6,206,766	6,345,706
4.60%, 02/01/2019-06/01/2032	1,049,221	1,075,537
4.61%, 12/01/2036	399,776	417,914
4.62%, 09/01/2026	296,351	303,494
4.62%, 10/01/2034 #	5,497,688	5,633,132
4.625%, 06/01/2017	30,567	31,793
4.64%, 11/01/2024-02/01/2033	1,218,970	1,253,328
4.65%, 03/01/2014-05/01/2034	1,906,675	1,963,847
4.67%, 07/01/2028	260,162	267,293
4.68%, 07/01/2027	543,026	557,465
4.70%, 10/01/2017	18,717	19,230
4.71%, 05/01/2028	666,870	686,556
4.74%, 12/01/2024	133,023	138,281
4.75%, 12/01/2016-07/01/2017	23,908	24,275
4.76%, 10/01/2034	4,009,292	4,080,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.82%, 06/01/2023-01/01/2028	$301,296	$309,151
4.83%, 11/01/2017-06/01/2032	832,125	841,854
4.85%, 02/01/2028-09/01/2033	285,025	290,333
4.88%, 05/01/2017	263,887	274,208
4.89%, 07/01/2021-04/01/2033	3,061,616	3,160,121
4.90%, 11/01/2027-04/01/2033	2,462,876	2,540,665
4.91%, 10/01/2024-04/01/2030	995,562	1,023,574
4.93%, 09/01/2019	125,402	129,170
4.95%, 01/01/2019-04/01/2024	1,918,698	1,911,462
4.98%, 03/01/2017	26,645	26,730
5.00%, 02/01/2017-03/01/2023	90,716	92,628
5.01%, 08/01/2026	220,932	229,195
5.02%, 04/01/2018-05/01/2025	1,285,252	1,302,090
5.03%, 09/01/2019-10/01/2025	248,706	253,409
5.04%, 10/01/2031-01/01/2033	1,516,602	1,563,278
5.05%, 06/01/2033	123,577	132,409
5.07%, 10/01/2032	2,641,467	2,715,560
5.08%, 07/01/2027-06/01/2040	2,661,115	2,755,704
5.11%, 02/01/2029	35,727	37,804
5.125%, 10/01/2016	18,014	18,629
5.14%, 10/01/2028-02/01/2029	755,252	782,691
5.15%, 01/01/2029-09/01/2032	15,592,406	16,152,013
5.16%, 06/01/2028	99,040	100,097
5.17%, 01/01/2033	83,961	86,613
5.18%, 07/01/2039	5,229,985	5,421,759
5.19%, 07/01/2019	7,077	7,094
5.22%, 02/01/2029-09/01/2032	5,627,148	5,764,786
5.23%, 11/01/2028-01/01/2033	908,325	923,030
5.25%, 09/01/2016-01/01/2018	3,906	4,058
5.26%, 11/01/2017-09/01/2032	3,131,548	3,289,712
5.27%, 11/01/2024	365,301	374,072
5.28%, 04/01/2040	738,985	742,555
5.29%, 08/01/2026-11/01/2032	3,100,530	3,214,574
5.30%, 01/01/2018-01/01/2025	97,465	100,615
5.31%, 12/01/2050	465,851	489,749
5.33%, 06/01/2019	31,665	32,442
5.34%, 09/01/2028	27,566	28,324
5.35%, 09/01/2030-04/01/2040	5,728,200	5,955,104
5.37%, 09/01/2018-11/01/2031	166,189	172,416
5.375%, 07/01/2017	3,390	3,473
5.38%, 11/01/2014-10/01/2029	427,796	444,783
5.41%, 09/01/2033	217,482	223,863
5.44%, 10/01/2029	918,311	953,914

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.45%, 11/01/2031	$54,276	$57,507
5.48%, 07/01/2017-09/01/2033	258,570	266,902
5.49%, 05/01/2018-01/01/2019	394,228	405,666
5.54%, 05/01/2018-04/01/2024	845,555	868,227
5.55%, 12/01/2022-10/01/2025	53,574	55,257
5.56%, 04/01/2018	120	130
5.58%, 06/01/2033	450,412	450,300
5.59%, 04/01/2034	4,862,358	5,079,647
5.60%, 01/01/2031	102,702	105,729
5.63%, 09/01/2017	18,371	19,345
5.65%, 09/01/2031	543,200	551,287
5.69%, 12/01/2032	624,962	654,054
5.70%, 06/01/2018	76,777	79,078
5.71%, 06/01/2024	182,728	185,853
5.73%, 01/01/2017	4,027	4,222
5.77%, 02/01/2034	850,893	876,419
5.83%, 05/01/2017-06/01/2019	18,096	18,553
5.85%, 03/01/2014	39,910	40,536
5.92%, 04/01/2032	124,886	130,490
5.95%, 10/01/2025	19,754	20,147
5.96%, 06/01/2019-11/01/2031	345,853	359,400
6.00%, 02/01/2017-11/01/2021	50,894	52,577
6.04%, 05/01/2019-09/01/2023	65,221	66,729
6.08%, 01/01/2023	53,498	55,130
6.13%, 09/01/2017	2,137	2,131
6.16%, 03/01/2030	82,717	83,194
6.21%, 05/01/2033	60,108	63,896
6.23%, 04/01/2032-09/01/2033	411,452	427,381
6.30%, 12/01/2039	546,115	556,266
6.36%, 04/01/2019	4,289	4,372
6.37%, 11/01/2023	10,665	10,920
6.49%, 04/01/2020	31,500	31,938
6.58%, 06/01/2028	186,570	194,488
6.67%, 02/01/2033	114,823	119,492
6.69%, 10/01/2018	364	402
6.70%, 03/01/2032	85,511	89,474
6.72%, 03/01/2023	8,506	8,886
6.73%, 06/01/2022	7,052	7,340
6.85%, 06/01/2025	53,333	54,971
6.95%, 05/01/2025	1,749	1,828
6.99%, 06/01/2032	174,064	177,163
7.01%, 10/01/2032	49,362	50,096
7.05%, 08/01/2031	102,006	103,213

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.10%, 03/01/2015	$36,316	$37,418
7.23%, 11/01/2019	748	751
7.25%, 10/01/2021	29,875	31,228
7.50%, 07/01/2010	847,909	916,937
7.625%, 03/01/2024	4,681	4,723
7.75%, 02/01/2024-01/01/2026	3,711	3,839
7.97%, 06/01/2024	365	372
8.375%, 12/01/2024	3,489	3,532
8.57%, 02/01/2032	173,143	187,080
9.10%, 10/01/2024	6,902	7,015
GNMA:
4.00%, 01/20/2030-12/20/2032	399,085	404,368
4.125%, 08/20/2017-11/20/2032	18,565,490	18,912,965
4.375%, 02/20/2016-01/20/2028	5,788,655	5,933,675
4.50%, 01/20/2016-03/20/2033	1,205,855	1,250,465
4.625%, 07/20/2016-09/20/2027	6,604,871	6,746,563
4.875%, 01/20/2022	7,730	7,979
5.00%, 08/20/2015-10/20/2015	57,113	58,626
5.125%, 07/20/2022	17,696	18,164
5.375%, 04/20/2016-05/20/2027	5,881,160	6,012,668
5.50%, 04/20/2016-06/20/2032	1,782,189	1,826,398

		862,671,202

Total Agency Mortgage-Backed Pass Through Securities (cost $899,569,940)		898,447,888

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 10.6%
FIXED-RATE 1.8%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	203,899	215,273
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	10,409,487	11,257,545
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	751,393	812,554
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,311,777	1,404,772
Ser. 2003-W02, Class 1A3, 7.50%, 07/25/2042	692,357	744,295
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	7,996,515	8,567,555

		23,001,994

FLOATING-RATE 8.8%
FHLMC, Ser. T-54, Class 4A, 5.26%, 02/25/2043	3,924,138	3,841,866
FNMA:
Ser. 2001-T12, Class A4, 5.26%, 08/25/2041	15,292,762	15,604,933
Ser. 2002-66, Class A3, 5.16%, 04/25/2042	19,604,920	20,344,810
Ser. 2002-D12, Class A5, 5.20%, 10/25/2041	3,933,429	3,988,186
Ser. 2002-W04, Class A6, 5.31%, 02/25/2027	5,698,679	5,675,726

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
Ser. 2003-07, Class A2, 4.71%, 05/25/2042	$2,553,765	$2,411,839
Ser. 2003-63, Class A8, 4.79%, 01/25/2043	3,329,465	3,456,950
Ser. 2003-W04, Class 5A, 5.43%, 10/25/2042	2,569,440	2,570,725
Ser. 2003-W08, Class 4A, 5.23%, 11/25/2042	1,295,531	1,279,224
Ser. 2003-W10, Class 2A, 5.33%, 06/25/2043	5,126,171	5,102,693
Ser. 2003-W18, Class 2A, 5.23%, 06/25/2043	30,274,074	30,896,503
Ser. 2004-T03, Class 2A, 5.41%, 08/25/2043	4,498,735	4,566,818
Ser. 2004-W12, Class 2A, 5.21%, 06/25/2044	14,059,669	14,351,728

		114,092,001

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $137,569,756)		137,093,995

YANKEE OBLIGATIONS – GOVERNMENT 0.3%
Instituto Nacional de Habitacao U.S. Aid Agcy., FRN, 1.14%, 12/01/2016 ☐ + (cost $4,687,500)	4,687,500	4,453,125

	Shares	Value

SHORT-TERM INVESTMENTS 9.2%
MUTUAL FUND SHARES 9.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.07% q ø ##	118,920,491	118,920,491

	Principal Amount	Value

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills, 0.16%, 09/24/2009 ß	$750,000	749,707

Total Short-Term Investments (cost $119,670,207)		119,670,198

Total Investments (cost $1,351,921,068) 103.5%		1,343,849,885
Other Assets and Liabilities (3.5%)		(45,803,095)

Net Assets 100.0%		$1,298,046,790

#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ß	Rate shown represents the yield to maturity at date of purchase.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2009

Summary of Abbreviations

FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2009 (unaudited):

AAA	100%

The following table shows the percent of total investments based on effective maturity as of June 30, 2009 (unaudited):

Less than 1 year	9.0%
1 to 3 year(s)	2.5%
3 to 5 years	28.8%
5 to 10 years	59.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

Assets
Investments in unaffiliated issuers, at value (cost $1,233,000,577)	$1,224,929,394
Investments in affiliated issuers, at value (cost $118,920,491)	118,920,491

Total investments	1,343,849,885
Principal paydown receivable	2,210,481
Receivable for Fund shares sold	1,492,048
Interest receivable	5,266,942
Unrealized gains on interest rate swap transactions	91,163
Prepaid expenses and other assets	60,499

Total assets	1,352,971,018

Liabilities
Dividends payable	534,437
Payable for securities purchased	52,311,714
Payable for Fund shares redeemed	1,736,535
Advisory fee payable	7,454
Distribution Plan expenses payable	14,815
Due to other related parties	18,486
Accrued expenses and other liabilities	300,787

Total liabilities	54,924,228

Net assets	$1,298,046,790

Net assets represented by
Paid-in capital	$1,650,309,981
Overdistributed net investment income	(705,818)
Accumulated net realized losses on investments	(343,577,353)
Net unrealized losses on investments	(7,980,020)

Total net assets	$1,298,046,790

Net assets consists of
Class A	$277,862,100
Class B	90,519,690
Class C	360,606,977
Class I	483,565,467
Class IS	85,492,556

Total net assets	$1,298,046,790

Shares outstanding (unlimited number of shares authorized)
Class A	30,865,706
Class B	10,055,185
Class C	40,057,200
Class I	53,715,506
Class IS	9,496,753

Net asset value per share
Class A	$9.00
Class A — Offering price (based on sales charge of 2.25%)	$9.21
Class B	$9.00
Class C	$9.00
Class I	$9.00
Class IS	$9.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2009

Investment income
Interest	$62,684,831
Income from affiliated issuers	1,060,905

Total investment income	63,745,736

Expenses
Advisory fee	3,059,016
Distribution Plan expenses
Class A	660,545
Class B	1,291,281
Class C	3,626,736
Class IS	202,530
Administrative services fee	1,456,674
Transfer agent fees	1,540,949
Trustees’ fees and expenses	27,632
Printing and postage expenses	143,215
Custodian and accounting fees	406,894
Registration and filing fees	128,271
Professional fees	102,069
Interest expense	2,685
Other	81,071

Total expenses	12,729,568
Less: Expense reductions	(3,533)
Fee waivers	(595)

Net expenses	12,725,440

Net investment income	51,020,296

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities in unaffiliated issuers	(13,657,601)
Futures contracts	(9,265,695)

Net realized losses on investments	(22,923,296)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	(7,019,152)
Interest rate swap transactions	91,163

Net change in unrealized gains or losses on investments	(6,927,989)

Net realized and unrealized gains or losses on investments	(29,851,285)

Net increase in net assets resulting from operations	$21,169,011

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2009		2008

Operations
Net investment income		$51,020,296		$100,632,319
Net realized losses on investments		(22,923,296)		(4,731,615)
Net change in unrealized gains or losses on investments		(6,927,989)		(4,178,714)

Net increase in net assets resulting from operations		21,169,011		91,721,990

Distributions to shareholders from
Net investment income
Class A		(9,835,759)		(13,827,829)
Class B		(4,049,661)		(9,428,721)
Class C		(10,883,212)		(18,083,366)
Class I		(25,166,093)		(56,712,601)
Class IS		(3,214,475)		(5,819,776)

Total distributions to shareholders		(53,149,200)		(103,872,293)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	7,834,266	70,078,491	6,957,683	64,196,259
Class B	1,395,874	12,505,717	896,714	8,287,425
Class C	5,916,908	52,789,430	2,333,868	21,503,880
Class I	13,789,097	123,934,494	23,388,871	215,914,147
Class IS	6,259,486	56,395,614	7,801,215	72,037,630

		315,703,746		381,939,341

Net asset value of shares issued in reinvestment of distributions
Class A	783,748	6,998,391	1,068,194	9,863,408
Class B	333,410	2,980,933	723,638	6,682,841
Class C	699,237	6,244,821	1,103,064	10,186,089
Class I	2,217,247	19,807,917	4,421,504	40,826,449
Class IS	173,127	1,551,420	311,429	2,874,081

		37,583,482		70,432,868

Automatic conversion of Class B shares to Class A shares
Class A	4,942,541	44,107,213	1,196,440	11,028,728
Class B	(4,942,541)	(44,107,213)	(1,196,440)	(11,028,728)

		0		0

Payment for shares redeemed
Class A	(12,263,781)	(109,383,087)	(13,417,727)	(123,848,420)
Class B	(6,803,056)	(60,859,741)	(10,138,857)	(93,599,468)
Class C	(9,818,373)	(87,677,663)	(14,201,762)	(131,093,612)
Class I	(59,681,951)	(537,398,398)	(78,240,645)	(721,571,111)
Class IS	(9,047,172)	(79,365,181)	(13,759,076)	(127,030,054)

		(874,684,070)		(1,197,142,665)

Net decrease in net assets resulting from capital share transactions		(521,396,842)		(744,770,456)

Total decrease in net assets		(553,377,031)		(756,920,759)
Net assets
Beginning of period		1,851,423,821		2,608,344,580

End of period		$1,298,046,790		$1,851,423,821

Overdistributed net investment income		$(705,818)		$(1,776,249)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 27, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan.

NOTES TO FINANCIAL STATEMENTS continued

In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently

NOTES TO FINANCIAL STATEMENTS continued

resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended June 30, 2009, the following amounts were reclassified:

Paid-in capital	$(1,100,865)
Overdistributed net investment income	3,199,335
Accumulated net realized losses on investments	(2,098,470)

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the year ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreement, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Tattersall Advisory Group, Inc. Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 12, 2009. In addition, on the same date, shareholders also approved a new sub-advisory agreement with the sub-advisor.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2009, EIMC voluntarily waived its advisory fee in the amount of $595.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended June 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the year ended June 30, 2009, EIS received $9,753 from the sale of Class A shares and $22,115, $203,752 and $20,797 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $570,982,141 and $990,077,541, respectively, for the year ended June 30, 2009.

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS continued

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mortgage-backed securities	$0	$1,219,726,562	$0	$1,219,726,562
Debt securities issued by foreign governments	0	0	4,453,125	4,453,125
Debt securities issued by U.S. Treasury and U.S. government agencies	749,707	0	0	749,707
Short-term investments	118,920,491	0	0	118,920,491

	$119,670,198	$1,219,726,562	$4,453,125	$1,343,849,885

Further details on the major security types listed above can be found in the Schedule of Investments.

As of June 30, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$91,163	$0	$91,163

*	Other financial instruments includes swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Debt securities issued by foreign governments

Balance as of July 1, 2008	$0
Realized gains or losses	0
Change in unrealized gains or losses	(234,375)
Net purchases (sales)	(625,000)
Transfers in and/or out of Level 3	5,312,500

Balance as of June 30, 2009	$4,453,125

Change in unrealized gains or losses included in earnings relating to securities still held at June 30, 2009	$(234,375)

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $1,353,862,154. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,269,056 and $15,281,325, respectively, with a net unrealized depreciation of $10,012,269.

NOTES TO FINANCIAL STATEMENTS continued

As of June 30, 2009, the Fund had $319,562,723 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2015	2016	2017

$981,922	$10,210,807	$124,196,026	$95,791,789	$47,790,373	$11,283,743	$18,541,278	$10,766,785

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2009, the Fund incurred and will elect to defer post-October losses of $22,073,544.

6. DERIVATIVE TRANSACTIONS

At June 30, 2009, the Fund had the following interest rate swap contracts outstanding:

			Cash Flows	Cash Flows
	Notional		Paid by	Received	Unrealized
Expiration	Amount	Counterparty	the Fund	by the Fund	Gain (Loss)

06/30/2011	$135,000,000	RBS	Fixed-1.488%	Floating-0.597%	$91,163☐

☐	Valued at fair value as determined by the investment advisor using third party modeling tools, according to procedures approved by the Board of Trustees.

The Fund had an average notional balance on interest rate swaps of $1,479,452 during the year ended June 30, 2009.

As of June 30, 2009, the Fund did not have any open futures contracts but had an average contract amount of $129,497,803 in futures contracts during the year ended June 30, 2009.

During the year ended June 30, 2009, the Fund’s risk exposure through its investments in futures contracts and interest rate swaps related only to interest rate contracts. The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments, if any, are reflected in the appropriate financial statements.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended June 30, 2009, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Capital Loss
	Carryovers and	Temporary
Unrealized	Post-October	Book/Tax
Depreciation	Losses	Differences

$9,921,106	$341,636,267	$(705,818)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $53,149,200 and $103,872,293 of ordinary income for the years ended June 30, 2009 and June 30, 2008, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended June 30, 2009, the Fund had no borrowings under this agreement.

During the year ended June 30, 2009, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $126,648 with an average interest

NOTES TO FINANCIAL STATEMENTS continued

rate of 2.12% and paid interest of $2,685. The maximum amount outstanding under reverse repurchase agreements during the year ended June 30, 2009 was $18,938,853 (including accrued interest).

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund was closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Adjustable Rate Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Adjustable Rate Fund as of June 30, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 27, 2009

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1a — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$682,158,562
Net assets voted “Against”	$14,518,595
Net assets voted “Abstain”	$30,678,787

Proposal 1b — To consider and act upon a new sub-advisory agreement with Tattersall Advisory Group, Inc.:

Net assets voted “For”	$679,466,484
Net assets voted “Against”	$15,821,842
Net assets voted “Abstain”	$32,067,608

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566905 rv6 08/2009

Evergreen Short Intermediate Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
15	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
37	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Short Intermediate Bond Fund for the twelve-month period ended June 30, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the period. Home prices continued to fall and job losses persisted. In September 2008, federal officials allowed for the collapse of Lehman Brothers, and the collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Early in 2009, the fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, though, as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation” may continue. Yet with wages representing the largest costs for businesses and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, 2009, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an

1

LETTER TO SHAREHOLDERS continued

extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March 2009, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management teams of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective. For example, the managers of Evergreen Short Intermediate Bond Fund focused on the higher quality tiers of the markets while keeping duration—or price sensitivity to changes in interest rates—close to neutral to the market. At the same time, the team supervising Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages, keeping the focus on one-year reset indexes as the yield curve remained steep.

We continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund was closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Robert A. Calhoun, CFA; Parham M. Behrooz, CFA; Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

Average annual return*

1-year with sales charge	-13.00%	-13.36%	-12.51%	N/A	N/A

1-year w/o sales charge	-10.94%	-11.66%	-11.66%	-10.76%	-10.99%

5-year	-1.24%	-1.60%	-1.60%	-0.61%	-0.86%

10-year	2.66%	2.28%	2.28%	3.01%	2.75%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares versus a similar investment in the Barclays Capital Intermediate Government/Credit Index (BCIGCI) and the Consumer Price Index (CPI).

The BCIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

5

FUND AT A GLANCE continued

This section left intentionally blank

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2009, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -10.94% for the twelve-month period ended June 30, 2009, excluding any applicable sales charges. During the same period, the BCIGCI returned 5.27%.

The fund’s objective is to seek to maximize total return through a combination of current income and capital growth.

Investment process

When the period began in July of 2008, the fixed income markets were struggling as economic data indicated growing weakness, with jobless rates increasing and the housing market showing no signs of improvement following the sub-prime debacle of 2007. Investors had little appetite for risk, and many found refuge in short-term Treasuries, where they could at least hope to avoid capital losses. During that time, it was difficult for fund management to find refuge, as most sectors of the fixed income market experienced their worst period ever. We focused fund assets on higher quality credits as we waited for signs of recovery. In the fall of 2008, interventions by central banks and the U.S. government to shore up the troubled financial sector eventually began to support the credit market. Indeed, in the last six months of the fiscal year ending on June 30, 2009, the fixed income markets gathered momentum. While economic data continued to display weakness, investors focused on more positive data. In fact, early indications of economic growth in the first quarter of 2009 showed that while the economy contracted, the pace of the contraction had lessened. As a result, investor confidence in the stability of the financial system grew and risk aversion abated even further. This led to declines in risk premiums across the financial markets, especially in the fixed income markets.

Contributors to performance

Early in the period, the fund maintained a relatively neutral duration and curve position, which had a modestly positive impact on returns. The portfolio also benefited from an underweight to the government-related sector and the use of agency delegated underwriting and servicing (“DUS”) bonds in place of owning agency debentures. Agency debentures took a hit early on when investors became increasingly aware that Freddie Mac and Fannie Mae might not be able to cover losses on their loan portfolios. Rather than owning agency debentures, we held Fannie Mae DUS bonds, which offer underlying collateral in addition to the agency guarantee. As the fixed income market began to turn around in the second half of the period as investors began to abandon Treasuries, the commercial mortgage-backed securities (“CMBS”) sector staged a rally, along with corporates. The fund benefited from an overweight in these holdings, as well an overweight to A and BBB rated bonds relative to AAA and AA.

Detractors from performance

The biggest detractor from performance for the year was the overweight to spread sectors, including corporate bonds, CMBS and non-agency mortgage-backed securities. During this period of market turmoil, all sectors of the fixed income market lagged Treasuries, and the fund was underweight in Treasury bonds. CMBS and residential

7

PORTFOLIO MANAGER COMMENTARY continued

mortgage-backed securities exposure in particular hurt returns as concerns about defaults, falling home prices, economic weakness, and ratings downgrades plagued both sectors. These sectors experienced—by a wide margin—the worst returns ever. While the sectors began to rebound in the first half of 2009 and contributed to returns for the full period, that exposure overall was a negative. As agency bonds (particularly mortgage-backed securities) and other government-related issues recovered in the latter half of the period, the fund’s moderate underweight to this area negatively affected performance. Within the mortgage-backed securities sector, premium pass-through mortgages performed particularly well near the end of the period, benefiting from a reduction in prepayment fears as interest rates rose. The fund was underweight to premium mortgages, and this detracted from returns.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2009	6/30/2009	During Period*

Actual
Class A	$1,000.00	$1,062.65	$4.86
Class B	$1,000.00	$1,058.48	$8.93
Class C	$1,000.00	$1,058.48	$8.93
Class I	$1,000.00	$1,063.69	$3.74
Class IS	$1,000.00	$1,062.39	$5.11
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.08	$4.76
Class B	$1,000.00	$1,016.12	$8.75
Class C	$1,000.00	$1,016.12	$8.75
Class I	$1,000.00	$1,021.17	$3.66
Class IS	$1,000.00	$1,019.84	$5.01

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.75% for Class B, 1.75% for Class C, 0.73% for Class I and 1.00% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Year Ended June 30,

	2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income (loss)	0.26	0.29	0.26	0.24	0.23
Net realized and unrealized gains or losses on investments	(0.87)	(0.42)	0.06	(0.26)	0.07

Total from investment operations	(0.61)	(0.13)	0.32	(0.02)	0.30

Distributions to shareholders from
Net investment income	(0.19)	(0.12)	(0.25)	(0.25)	(0.24)
Tax basis return of capital	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.22)	(0.27)	(0.26)	(0.25)	(0.24)

Net asset value, end of period	$4.67	$5.50	$5.90	$5.84	$6.11

Total return[2]	(10.94)%	(2.28)%	5.51%	(0.31)%	4.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,620	$28,718	$56,384	$68,516	$83,691
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.91%	0.81%	0.79%	0.77%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.96%	0.90%	0.89%	0.87%	0.88%
Net investment income (loss)	5.11%	4.80%	4.33%	4.03%	3.69%
Portfolio turnover rate	189%	191%	128%	113%	154%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Year Ended June 30,

	2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income (loss)	0.22	0.24	0.21	0.20	0.17
Net realized and unrealized gains or losses on investments	(0.86)	(0.41)	0.06	(0.27)	0.08

Total from investment operations	(0.64)	(0.17)	0.27	(0.07)	0.25

Distributions to shareholders from
Net investment income	(0.16)	(0.08)	(0.20)	(0.20)	(0.19)
Tax basis return of capital	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.19)	(0.23)	(0.21)	(0.20)	(0.19)

Net asset value, end of period	$4.67	$5.50	$5.90	$5.84	$6.11

Total return[2]	(11.66)%	(3.06)%	4.67%	(1.15)%	4.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,604	$3,589	$5,133	$7,131	$10,343
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.71%	1.61%	1.59%	1.57%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.71%	1.61%	1.59%	1.57%	1.58%
Net investment income (loss)	4.33%	4.02%	3.55%	3.22%	2.83%
Portfolio turnover rate	189%	191%	128%	113%	154%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Year Ended June 30,

	2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income (loss)	0.19	0.24	0.21	0.19	0.17
Net realized and unrealized gains or losses on investments	(0.83)	(0.41)	0.06	(0.26)	0.08

Total from investment operations	(0.64)	(0.17)	0.27	(0.07)	0.25

Distributions to shareholders from
Net investment income	(0.16)	(0.08)	(0.20)	(0.20)	(0.19)
Tax basis return of capital	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.19)	(0.23)	(0.21)	(0.20)	(0.19)

Net asset value, end of period	$4.67	$5.50	$5.90	$5.84	$6.11

Total return[2]	(11.66)%	(3.06)%	4.67%	(1.15)%	4.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,488	$9,974	$13,035	$16,659	$21,359
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.72%	1.61%	1.59%	1.58%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.61%	1.59%	1.58%	1.58%
Net investment income (loss)	4.31%	4.03%	3.55%	3.23%	2.83%
Portfolio turnover rate	189%	191%	128%	113%	154%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Year Ended June 30,

	2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income (loss)	0.26 [1]	0.29	0.28	0.25	0.23
Net realized and unrealized gains or losses on investments	(0.86)	(0.40)	0.05	(0.26)	0.08

Total from investment operations	(0.60)	(0.11)	0.33	(0.01)	0.31

Distributions to shareholders from
Net investment income	(0.20)	(0.14)	(0.26)	(0.26)	(0.25)
Tax basis return of capital	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.23)	(0.29)	(0.27)	(0.26)	(0.25)

Net asset value, end of period	$4.67	$5.50	$5.90	$5.84	$6.11

Total return	(10.76)%	(2.08)%	5.71%	(0.16)%	5.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,230	$465,547	$715,849	$986,859	$1,197,647
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.61%	0.59%	0.57%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.69%	0.61%	0.59%	0.57%	0.58%
Net investment income (loss)	5.33%	5.01%	4.53%	4.23%	3.84%
Portfolio turnover rate	189%	191%	128%	113%	154%

1	Per share amounts are based on average shares outstanding during the period.

See Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS IS	Year Ended June 30,

	2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income (loss)	0.25	0.28	0.27	0.24	0.22
Net realized and unrealized gains or losses on investments	(0.86)	(0.41)	0.06	(0.26)	0.07

Total from investment operations	(0.61)	(0.13)	0.33	(0.02)	0.29

Distributions to shareholders from
Net investment income	(0.19)	(0.12)	(0.26)	(0.25)	(0.23)
Tax basis return of capital	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.22)	(0.27)	(0.27)	(0.25)	(0.23)

Net asset value, end of period	$4.67	$5.50	$5.90	$5.84	$6.11

Total return	(10.99)%	(2.33)%	5.45%	(0.39)%	4.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,837	$9,005	$12,898	$15,562	$23,793
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.96%	0.86%	0.84%	0.83%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	0.96%	0.86%	0.84%	0.83%	0.83%
Net investment income (loss)	5.08%	4.78%	4.31%	3.99%	3.61%
Portfolio turnover rate	189%	191%	128%	113%	154%

1	Per share amounts are based on average shares outstanding during the period.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS

June 30, 2009

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.0%
FIXED-RATE 9.0%
FHLMC:
6.98%, 10/01/2010	$2,920,833	$3,162,765
7.30%, 12/01/2012	1,113,630	1,215,595
FNMA:
5.94%, 11/01/2011	41,401	43,672
6.29%, 02/01/2011	881,687	922,626
6.50%, 07/01/2011	1,393,856	1,483,045
7.66%, 05/01/2015	950,361	1,045,455

Total Agency Commercial Mortgage-Backed Securities (cost $8,005,181)		7,873,158

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 1.08%, 02/15/2027 (cost $11,863)	11,889	11,868

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.9%
FIXED-RATE 0.9%
FNMA, 6.50%, 07/01/2017	342,845	363,431
GNMA, 8.05%, 06/15/2019-10/15/2020	406,094	437,093

		800,524

FLOATING-RATE 0.0%
FNMA, 2.87%, 06/01/2017	4,611	4,601

Total Agency Mortgage-Backed Pass Through Securities (cost $775,462)		805,125

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.9%
FIXED-RATE 8.0%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-06, Class A5, 4.81%, 12/10/2042	3,020,000	2,581,719
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	227,394	227,047
Ser. 2007-CB19, Class AM, 5.94%, 02/12/2049	4,280,000	2,061,697
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	2,425,000	2,166,447

		7,036,910

FLOATING-RATE 2.9%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	600,000	218,442
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.45%, 07/15/2033 144A	4,145,000	2,306,503

		2,524,945

Total Commercial Mortgage-Backed Securities (cost $15,003,006)		9,561,855

CORPORATE BONDS 39.8%
CONSUMER DISCRETIONARY 5.6%
Automobiles 0.9%
DaimlerChrysler AG, 7.30%, 01/15/2012	745,000	771,923

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 2.4%
Comcast Corp., 6.75%, 01/30/2011	$1,000,000	$1,057,009
Time Warner, Inc., 6.875%, 05/01/2012	1,000,000	1,070,432

		2,127,441

Specialty Retail 2.3%
Home Depot, Inc., 5.40%, 03/01/2016	1,000,000	999,602
Lowe’s Companies, Inc., 5.40%, 10/15/2016	1,000,000	1,052,508

		2,052,110

CONSUMER STAPLES 3.8%
Beverages 1.2%
Pepsico, Inc., 5.00%, 06/01/2018	1,000,000	1,029,660

Food Products 2.6%
General Mills, Inc., 6.00%, 02/15/2012	1,190,000	1,281,925
Kraft Foods, Inc., 6.125%, 08/23/2018	1,000,000	1,037,411

		2,319,336

ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Hess Corp., 8.125%, 02/15/2019	310,000	353,525
Marathon Oil Corp., 6.00%, 10/01/2017	595,000	606,822
XTO Energy, Inc., 5.50%, 06/15/2018	595,000	597,270

		1,557,617

FINANCIALS 18.3%
Capital Markets 7.5%
Bank of New York Mellon Corp., 7.30%, 12/01/2009	1,190,000	1,218,791
Eaton Vance Corp., 6.50%, 10/02/2017	1,000,000	947,683
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	1,200,000	1,242,678
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	1,540,000	1,545,150
Morgan Stanley:
5.625%, 01/09/2012	800,000	819,201
5.95%, 12/28/2017	830,000	797,735

		6,571,238

Commercial Banks 3.2%
Firstar Bank, 7.125%, 12/01/2009	95,000	97,142
National City Corp., 6.20%, 12/15/2011	1,640,000	1,686,377
SunTrust Banks, Inc., 5.25%, 11/05/2012	1,000,000	1,019,890

		2,803,409

Consumer Finance 3.3%
American Water Capital Corp., 6.09%, 10/15/2017	775,000	745,237
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	1,190,000	1,245,885
HSBC Finance Corp., 4.625%, 09/15/2010	925,000	932,798

		2,923,920

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.7%
Citigroup, Inc., 5.50%, 08/27/2012	$595,000	$576,978

Insurance 1.6%
MetLife, Inc., 5.00%, 06/15/2015	1,000,000	953,958
Nationwide Financial Services, Inc., 5.90%, 07/01/2012	460,000	452,160

		1,406,118

Real Estate Investment Trusts (REITs) 2.0%
BRE Properties, Inc., 5.50%, 03/15/2017	1,000,000	845,495
ERP Operating, LP, 5.75%, 06/15/2017	1,010,000	943,673

		1,789,168

HEALTH CARE 2.8%
Biotechnology 1.2%
Amgen, Inc., 5.85%, 06/01/2017	1,000,000	1,062,790

Health Care Providers & Services 0.9%
WellPoint, Inc., 5.875%, 06/15/2017	795,000	779,287

Pharmaceuticals 0.7%
Pfizer, Inc., 4.45%, 03/15/2012	565,000	593,196

INDUSTRIALS 1.9%
Road & Rail 1.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	1,000,000	1,059,723
Union Pacific Corp., 6.125%, 01/15/2012	595,000	622,241

		1,681,964

INFORMATION TECHNOLOGY 0.9%
Computers & Peripherals 0.9%
Hewlett Packard Co., 6.125%, 03/01/2014	745,000	822,031

MATERIALS 0.7%
Chemicals 0.7%
Dow Chemical Co., 7.60%, 05/15/2014	565,000	582,537

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc., 5.875%, 01/17/2012	1,000,000	1,048,885

Wireless Telecommunication Services 1.5%
AT&T Wireless, 8.125%, 05/01/2012	1,190,000	1,333,151

UTILITIES 1.3%
Electric Utilities 1.3%
Carolina Power & Light Co., 6.50%, 07/15/2012	1,000,000	1,089,982

Total Corporate Bonds (cost $34,059,489)		34,922,741

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

OTHER 2.0%
FINANCIALS 2.0%
Commercial Banks 1.1%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	$1,190,000	$988,456

Diversified Financial Services 0.9%
JPMorgan Chase & Co., FRN, 7.90%, 04/29/2049	895,000	785,390

Total Other (cost $2,085,000)		1,773,846

U.S. TREASURY OBLIGATIONS 19.6%
U.S. Treasury Notes:
2.25%, 05/31/2014	3,025,000	2,985,291
3.125%, 05/15/2019	14,685,000	14,207,781

Total U.S. Treasury Obligations (cost $17,196,987)		17,193,072

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.5%
FIXED-RATE 4.5%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	2,820,000	1,813,572
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.82%, 10/25/2035	3,415,000	2,166,098

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $6,182,942)		3,979,670

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.7%
FLOATING-RATE 2.7%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.80%, 08/25/2047	2,954,588	1,697,429
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 4.17%, 02/20/2021	84,049	65,830
Fund America Investors Corp., Ser. 1993-A, Class A5, 3.31%, 06/25/2023	286,410	276,297
Perpetual Savings Bank, Ser. 1990-1, Class 1, 5.61%, 03/01/2020	354,506	316,319

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $3,427,546)		2,355,875

YANKEE OBLIGATIONS – CORPORATE 5.5%
HEALTH CARE 2.2%
Health Care Equipment & Supplies 0.9%
Covidien, Ltd., 5.45%, 10/15/2012	775,000	820,424

Pharmaceuticals 1.3%
AstraZeneca plc, 5.40%, 09/15/2012	1,010,000	1,096,460

MATERIALS 2.1%
Metals & Mining 2.1%
ArcelorMittal SA, 5.375%, 06/01/2013	895,000	857,959
Rio Tinto plc, 5.875%, 07/15/2013	1,010,000	1,017,230

		1,875,189

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

June 30, 2009

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010	$1,000,000	$1,033,966

Total Yankee Obligations – Corporate (cost $4,682,326)		4,826,039

	Shares	Value

SHORT-TERM INVESTMENTS 11.1%
MUTUAL FUND SHARES 11.1%
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø (cost $9,702,601)	9,702,601	9,702,601

Total Investments (cost $101,132,403) 106.0%		93,005,850
Other Assets and Liabilities (6.0%)		(5,226,554)

Net Assets 100.0%		$87,779,296

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

°

Investment in non-controlled affiliate. At June 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $1,190,000 and earned $108,651 of income for the period from October 3, 2008 to June 30, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2009 (unaudited)*:

AAA	55.5%
AA	1.8%
A	22.8%
BBB	16.5%
B	1.7%
CCC	1.7%

100.0%

The following table shows the percent of total investments based on effective maturity as of June 30, 2009 (unaudited)*:

Less than 1 year	13.6%
1 to 3 year(s)	20.6%
3 to 5 years	25.5%
5 to 10 years	39.5%
10 to 20 years	0.8%

100.0%

*	Calculations exclude equity securities and collateral from securities on loan, as applicable.

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

Assets
Investments in unaffiliated issuers, at value (cost $90,239,802)	$82,314,793
Investments in affiliated issuers, at value (cost $10,892,601)	10,691,057

Total investments	93,005,850
Receivable for securities sold	28,222,666
Receivable for Fund shares sold	5,737
Interest receivable	903,255
Prepaid expenses and other assets	37,777

Total assets	122,175,285

Liabilities
Dividends payable	44,938
Payable for securities purchased	11,900,557
Payable for Fund shares redeemed	21,682,705
Due to custodian bank	665,849
Advisory fee payable	983
Due to other related parties	851
Accrued expenses and other liabilities	100,106

Total liabilities	34,395,989

Net assets	$87,779,296

Net assets represented by
Paid-in capital	$203,042,311
Overdistributed net investment income	(109,186)
Accumulated net realized losses on investments	(107,027,276)
Net unrealized losses on investments	(8,126,553)

Total net assets	$87,779,296

Net assets consists of
Class A	$18,620,109
Class B	2,603,547
Class C	9,488,365
Class I	51,230,370
Class IS	5,836,905

Total net assets	$87,779,296

Shares outstanding (unlimited number of shares authorized)
Class A	3,988,523
Class B	557,717
Class C	2,032,477
Class I	10,974,207
Class IS	1,250,286

Net asset value per share
Class A	$4.67
Class A — Offering price (based on sales charge of 2.25%)	$4.78
Class B	$4.67
Class C	$4.67
Class I	$4.67
Class IS	$4.67

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended June 30, 2009

Investment income
Interest (net of foreign withholding taxes of $2,563)	$14,407,141
Dividends	566,570
Income from affiliated issuers	562,898
Securities lending	9,681

Total investment income	15,546,290

Expenses
Advisory fee	1,075,363
Distribution Plan expenses
Class A	50,464
Class B	26,349
Class C	85,755
Class IS	16,524
Administrative services fee	258,481
Transfer agent fees	226,485
Trustees’ fees and expenses	5,340
Printing and postage expenses	36,143
Custodian and accounting fees	76,957
Registration and filing fees	44,107
Professional fees	47,032
Other	16,570

Total expenses	1,965,570
Less: Expense reductions	(918)
Fee waivers and expense reimbursements	(10,212)

Net expenses	1,954,440

Net investment income	13,591,850

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities
Unaffiliated issuers	(74,382,062)
Affiliated issuers	(207,714)
Credit default swap transactions	(12,005,397)
Total return swap transactions	(7,747,582)
In-kind redemption	(13,276,820)

Net realized losses on investments	(107,619,575)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	31,997,796
Affiliated issuers	(201,544)
Credit default swap transactions	2,529,312
Total return swap transactions	2,778,446

Net change in unrealized gains or losses on investments	37,104,010

Net realized and unrealized gains or losses on investments	(70,515,565)

Net decrease in net assets resulting from operations	$(56,923,715)

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2009		2008

Operations
Net investment income		$13,591,850		$33,076,430
Net realized losses on investments		(107,619,575)		(14,056,691)
Net change in unrealized gains or losses on investments		37,104,010		(29,356,101)

Net decrease in net assets resulting from operations		(56,923,715)		(10,336,362)

Distributions to shareholders from
Net investment income
Class A		(853,087)		(1,012,430)
Class B		(90,148)		(63,069)
Class C		(289,161)		(153,088)
Class I		(10,030,124)		(13,941,989)
Class IS		(277,194)		(233,817)
Tax basis return of capital
Class A		(110,418)		(1,186,663)
Class B		(14,495)		(114,926)
Class C		(47,375)		(278,392)
Class I		(1,179,266)		(14,805,961)
Class IS		(36,262)		(275,184)

Total distributions to shareholders		(12,927,530)		(32,065,519)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	872,723	4,085,756	905,982	5,322,286
Class B	294,114	1,359,864	180,576	1,043,580
Class C	845,626	3,851,235	200,951	1,156,015
Class I	4,938,004	23,576,883	10,615,759	62,370,061
Class IS	98	445	351,624	2,090,910

		32,874,183		71,982,852

Net asset value of shares issued in reinvestment of distributions
Class A	158,735	746,193	310,159	1,812,790
Class B	14,792	69,313	20,975	121,925
Class C	50,623	236,124	50,245	291,833
Class I	1,098,351	5,196,813	1,999,089	11,618,741
Class IS	42,594	199,656	55,643	323,572

		6,448,099		14,168,861

Automatic conversion of Class B shares to Class A shares
Class A	93,538	435,661	88,725	506,888
Class B	(93,538)	(435,661)	(88,725)	(506,888)

		0		0

Payment for shares redeemed
Class A	(2,360,511)	(11,409,972)	(5,634,842)	(31,753,127)
Class B	(310,409)	(1,474,633)	(329,883)	(1,901,467)
Class C	(678,227)	(3,203,858)	(645,570)	(3,773,978)
Class I	(79,748,869)	(380,393,913)	(49,232,496)	(287,192,083)
Class IS	(430,467)	(2,042,507)	(954,776)	(5,595,348)

		(398,524,883)		(330,216,003)

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended June 30,

	2009	2008

Capital share transactions continued
Net decrease in net assets resulting from capital share transactions	$(359,202,601)	$(244,064,290)

Total decrease in net assets	(429,053,846)	(286,466,171)
Net assets
Beginning of period	516,833,142	803,299,313

End of period	$87,779,296	$516,833,142

Undistributed (overdistributed) net investment income	$(109,186)	$3,926,771

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 27, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who

24

NOTES TO FINANCIAL STATEMENTS continued

use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining

25

NOTES TO FINANCIAL STATEMENTS continued

access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the

26

NOTES TO FINANCIAL STATEMENTS continued

counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

g. Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

27

NOTES TO FINANCIAL STATEMENTS continued

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses, net realized losses from in-kind redemptions and swap contracts. During the year ended June 30, 2009, the following amounts were reclassified:

Paid-in capital	$(13,276,820)
Overdistributed net investment income	(6,088,093)
Accumulated net realized losses on investments	19,364,913

28

NOTES TO FINANCIAL STATEMENTS continued

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the year ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Tattersall Advisory Group, Inc., Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 12, 2009. In addition, on the same date, shareholders also approved a new sub-advisory agreement with the sub-advisor.

29

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2009, EIMC voluntarily waived its advisory fee in the amount of $119 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $10,093.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended June 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.09% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of the class.

For the year ended June 30, 2009, EIS received $163 from the sale of Class A shares and $4,424, $10,869 and $905 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2009:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$474,310,435	$10,613,853	$530,168,561	$292,572,729

30

NOTES TO FINANCIAL STATEMENTS continued

On July 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-backed securities	$0	$24,587,551	$0	$24,587,551
Corporate debt securities	0	39,748,780	0	39,748,780
Debt securities issued by U.S. Treasury and U.S. government agencies	17,193,072	0	0	17,193,072
Other	0	1,773,846	0	1,773,846
Short-Term Investments	9,702,601	0	0	9,702,601

	$26,895,673	$66,110,177	$0	$93,005,850

Further details on the major security types listed above can be found in the Schedule of Investments.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $101,382,604. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,472,436 and $9,849,190, respectively, with a net unrealized depreciation of $8,376,754.

As of June 30, 2009, the Fund had $70,034,418 in capital loss carryovers for federal income tax purposes expiring as follows:

		Expiration

2010	2012	2014	2015	2017

$959,410	$830,422	$4,490,699	$9,632,018	$54,121,869

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

31

NOTES TO FINANCIAL STATEMENTS continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2009 the Fund incurred and will elect to defer post-October capital losses of $36,742,657.

6. DERIVATIVE TRANSACTIONS

As of June 30, 2009, the Fund did not have any open credit default swaps or total return swaps but had an average notional balance on credit default swaps and total return swaps of $23,776,667 and $9,333,333, respectively, during the year ended June 30, 2009.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2009 was as follows:

	Amount of Realized Gains or Losses on Derivatives Recognized in Income

Derivatives not accounted	Credit	Total
for as hedging instruments	Default	Return
under Statement 133	Swaps	Swaps	Total

Interest rate contracts	$0	$(7,747,582)	$(7,747,582)
Credit contracts	(12,005,397)	0	(12,005,397)

	$(12,005,397)	$(7,747,582)	$(19,752,979)

	Change in Unrealized Gains or Losses on Derivatives Recognized in Income

Derivatives not accounted	Credit	Total
for as hedging instruments	Default	Return
under Statement 133	Swaps	Swaps	Total

Interest rate contracts	$0	$2,778,446	$2,778,446
Credit contracts	2,529,312	0	2,529,312

	$2,529,312	$2,778,446	$5,307,758

7. IN-KIND TRANSACTION

Effective at the close of business on May 28, 2009, the Fund redeemed assets through an in-kind redemption. The number and value of Class I shares redeemed are reflected as payment for shares redeemed in the Statement of Changes in Net Assets for the year ended June 30, 2009. In the transaction, the Fund distributed securities with a market value of $73,625,934 and cash in the amount of $6,949,704. The Fund realized $13,276,820 of net capital losses resulting from the in-kind redemption; however, for income tax purposes such losses cannot be used to offset other realized capital gains and thus reduce capital gain distributions.

32

NOTES TO FINANCIAL STATEMENTS continued

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2009, the Fund did not participate in the interfund lending program.

9. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
	and	Temporary
Unrealized	Post-October	Book/Tax
Depreciation	Losses	Differences

$8,376,754	$106,777,075	$(109,186)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and expenses.

The tax character of distributions paid was as follows:

	Year Ended June 30,

	2009	2008

Ordinary Income	$11,539,714	$15,404,393
Return of Capital	1,387,816	16,661,126

10. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

11. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

33

NOTES TO FINANCIAL STATEMENTS continued

12. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended June 30, 2009, the Fund had no borrowings.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different

34

NOTES TO FINANCIAL STATEMENTS continued

points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

14. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund was closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short Intermediate Bond Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short Intermediate Bond Fund as of June 30, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 27, 2009

36

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

The Fund paid total distributions of $12,927,530 during the year ended June, 30, 2009 of which 89.26% was from ordinary taxable income and 10.74% was from a non-taxable return of capital. Shareholders of the Fund will receive in early 2010 a Form 1099-DIV that will inform them of the tax character of this distribution as well as all other distributions made by the Fund in calendar year 2009.

37

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1a — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$117,193,629
Net assets voted “Against”	$487,693
Net assets voted “Abstain”	$1,640,051

Proposal 1b — To consider and act upon a new sub-advisory agreement with Tattersall Advisory Group, Inc.:

Net assets voted “For”	$116,163,393
Net assets voted “Against”	$601,325
Net assets voted “Abstain”	$2,556,650

38

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39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

566904 rv6 08/2009

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended June 30, 2009 and June 30, 2008, and fees billed for other services rendered by KPMG LLP.

	2009	2008

Audit fees	$81,100	$73,700
Audit-related fees	$0	$0
Tax fees (1)	$0	$727
Non-audit fees (2)	$720,000	$962,374
All other fees	$0	$0
(1)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(2)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: August 28, 2009